Contingencies (Details) (Office space [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Office space [Member]
Future Minimum Non-cancelable Lease Payments
2012	$ 60,391
2013	47,125
2014	36,153
2015	28,663
Thereafter	77,354
Total	$ 249,686